ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 0.6%
EchoStar Corp., Class A Shares	8,123	$140,853	*

Entertainment - 0.4%
Sciplay Corp., Class A Shares	4,553	89,603	*

Interactive Media & Services - 2.5%
Cargurus Inc.	4,659	105,433	*
Shutterstock Inc.	2,387	116,175
TripAdvisor Inc.	6,060	99,929	*
Yelp Inc.	3,014	109,740	*
Ziff Davis Inc.	1,962	137,458	*
ZipRecruiter Inc., Class A Shares	4,755	84,449	*

Total Interactive Media & Services		653,184

Media - 2.5%
Entravision Communications Corp., Class A Shares	20,186	88,616
PubMatic Inc., Class A Shares	3,806	69,574	*
Sinclair Inc.	11,112	153,568
TechTarget Inc.	2,055	63,972	*
TEGNA Inc.	10,628	172,599
Thryv Holdings Inc.	3,938	96,875	*

Total Media		645,204

TOTAL COMMUNICATION SERVICES		1,528,844

CONSUMER DISCRETIONARY - 13.7%
Automobile Components - 0.6%
LCI Industries	1,247	157,571

Diversified Consumer Services - 1.2%
Grand Canyon Education Inc.	1,022	105,481	*
Perdoceo Education Corp.	8,011	98,295	*
Stride Inc.	2,753	102,494	*

Total Diversified Consumer Services		306,270

Hotels, Restaurants & Leisure - 2.2%
Biglari Holdings Inc., Class B Shares	453	89,304	*
Bloomin’ Brands Inc.	5,066	136,225
Monarch Casino & Resort Inc.	1,566	110,324
Nathan’s Famous Inc.	794	62,361
SeaWorld Entertainment Inc.	1,574	88,160	*
Target Hospitality Corp.	5,336	71,609	*

Total Hotels, Restaurants & Leisure		557,983

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report	1

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Household Durables - 2.3%
Ethan Allen Interiors Inc.	4,268	$120,699
Installed Building Products Inc.	1,085	152,074
MDC Holdings Inc.	3,992	186,706
Skyline Champion Corp.	1,892	123,831	*

Total Household Durables		583,310

Leisure Products - 0.9%
JAKKS Pacific Inc.	3,281	65,521	*
Marine Products Corp.	5,314	89,594
MasterCraft Boat Holdings Inc.	2,575	78,924	*

Total Leisure Products		234,039

Specialty Retail - 5.5%
American Eagle Outfitters Inc.	14,078	166,120
Big 5 Sporting Goods Corp.	13,419	122,918
Buckle Inc.	5,201	179,955
Build-A-Bear Workshop Inc.	4,029	86,301
Chico’s FAS Inc.	20,249	108,332	*
Group 1 Automotive Inc.	784	202,351
Haverty Furniture Cos. Inc.	4,102	123,963
J Jill Inc.	3,265	69,969	*
ODP Corp.	3,489	163,355	*
Torrid Holdings Inc.	29,867	83,926	*
Zumiez Inc.	6,535	108,873	*

Total Specialty Retail		1,416,063

Textiles, Apparel & Luxury Goods - 1.0%
Kontoor Brands Inc.	606	25,512
Oxford Industries Inc.	1,171	115,250
Steven Madden Ltd.	3,845	125,693

Total Textiles, Apparel & Luxury Goods		266,455

TOTAL CONSUMER DISCRETIONARY		3,521,691

CONSUMER STAPLES - 4.3%
Consumer Staples Distribution & Retail - 1.2%
Andersons Inc.	3,692	170,386
Ingles Markets Inc., Class A Shares	1,665	137,612

Total Consumer Staples Distribution & Retail		307,998

Food Products - 0.9%
Cal-Maine Foods Inc.	2,941	132,345
John B Sanfilippo & Son Inc.	949	111,289

Total Food Products		243,634

See Notes to Schedule of Investments.

2	Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Personal Care Products - 1.6%
Medifast Inc.	1,594	$146,903
Olaplex Holdings Inc.	43,581	162,122	*
USANA Health Sciences Inc.	1,578	99,477	*

Total Personal Care Products		408,502

Tobacco - 0.6%
Vector Group Ltd.	12,188	156,128

TOTAL CONSUMER STAPLES		1,116,262

ENERGY - 3.9%
Energy Equipment & Services - 1.2%
Cactus Inc., Class A Shares	2,876	121,712
NexTier Oilfield Solutions Inc.	11,833	105,787	*
Ranger Energy Services Inc.	6,113	62,597	*

Total Energy Equipment & Services		290,096

Oil, Gas & Consumable Fuels - 2.7%
Epsilon Energy Ltd.	11,525	61,544
Excelerate Energy Inc., Class A Shares	4,957	100,776
Overseas Shipholding Group Inc., Class A Shares	22,432	93,541	*
Peabody Energy Corp.	8,533	184,825
REX American Resources Corp.	2,486	86,538	*
SandRidge Energy Inc.	6,012	91,683
W&T Offshore, Inc.	20,458	79,172	*

Total Oil, Gas & Consumable Fuels		698,079

TOTAL ENERGY		988,175

FINANCIALS - 19.0%
Banks - 8.1%
Bankwell Financial Group Inc.	3,032	73,920
BCB Bancorp Inc.	6,885	80,830
California BanCorp	3,342	50,130	*
Civista Bancshares Inc.	4,773	83,050
ConnectOne Bancorp Inc.	6,706	111,253
Customers Bancorp Inc.	4,171	126,214	*
Dime Community Bancshares Inc.	6,328	111,563
Evans Bancorp Inc.	2,764	68,906
Financial Institutions Inc.	5,561	87,530
First Bank	6,578	68,280
First Business Financial Services Inc.	2,451	72,280
First Foundation Inc.	21,136	83,910
Hanmi Financial Corp.	6,415	95,776
Hope Bancorp Inc.	16,221	136,581
Horizon Bancorp Inc.	9,729	101,279
Independent Bank Corp.	5,021	85,156

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report	3

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
Midland States Bancorp Inc.	4,961	$98,773
Northeast Bank	1,643	68,464
PCB Bancorp	4,796	70,549
Preferred Bank	1,933	106,296
RBB Bancorp	6,922	82,649
Summit Financial Group Inc.	4,087	84,437
Unity Bancorp Inc.	3,073	72,492
Western New England Bancorp Inc.	11,962	69,858

Total Banks		2,090,176

Capital Markets - 2.6%
Brightsphere Investment Group Inc.	3,354	70,266
Cohen & Steers Inc.	2,525	146,425
Diamond Hill Investment Group Inc.	631	108,090
Donnelley Financial Solutions Inc.	2,015	91,743	*
Open Lending Corp., Class A Shares	10,420	109,514	*
Victory Capital Holdings Inc., Class A Shares	4,135	130,418

Total Capital Markets		656,456

Consumer Finance - 1.6%
Bread Financial Holdings Inc.	5,833	183,098
Green Dot Corp., Class A Shares	5,637	105,637	*
LendingClub Corp.	12,914	125,912	*

Total Consumer Finance		414,647

Financial Services - 3.6%
A-Mark Precious Metals Inc.	3,889	145,585
Cass Information Systems Inc.	2,137	82,873
Jackson Financial Inc., Class A Shares	8,278	253,390
Merchants Bancorp	4,476	114,496
NMI Holdings Inc., Class A Shares	4,697	121,276	*
Paysign Inc.	16,376	40,121	*
Radian Group Inc.	6,985	176,581

Total Financial Services		934,322

Insurance - 3.1%
Ambac Financial Group Inc.	8,391	119,488	*
American Equity Investment Life Holding Co.	4,836	252,004
F&G Annuities & Life Inc.	8,571	212,389
Genworth Financial Inc., Class A Shares	35,433	177,165	*
Kingsway Financial Services Inc.	4,953	40,367	*

Total Insurance		801,413

TOTAL FINANCIALS		4,897,014

See Notes to Schedule of Investments.

4	Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
HEALTH CARE - 17.3%
Biotechnology - 3.6%
Anika Therapeutics Inc.	2,321	$60,300	*
Catalyst Pharmaceuticals Inc.	5,998	80,613	*
Dynavax Technologies Corp.	7,295	94,252	*
Eagle Pharmaceuticals Inc.	3,698	71,889	*
Entrada Therapeutics Inc.	3,686	55,806	*
Ironwood Pharmaceuticals Inc.	9,451	100,559	*
Kiniksa Pharmaceuticals Ltd., Class A Shares	4,187	58,953	*
Point Biopharma Global Inc.	7,405	67,089	*
Spero Therapeutics Inc.	22,851	33,134	*
Vir Biotechnology Inc.	4,923	120,761	*
Voyager Therapeutics Inc.	4,387	50,231	*
Xencor Inc.	2,868	71,614	*
Zymeworks Inc.	8,364	72,265	*

Total Biotechnology		937,466

Health Care Equipment & Supplies - 4.9%
AngioDynamics Inc.	6,611	68,953	*
Atrion Corp.	153	86,552
Avanos Medical Inc.	3,925	100,323	*
Embecta Corp.	4,308	93,053
Integer Holdings Corp.	1,320	116,965	*
Integra LifeSciences Holdings Corp.	2,983	122,691	*
iRadimed Corp.	1,371	65,451
LeMaitre Vascular Inc.	1,228	82,620
NuVasive Inc.	2,526	105,056	*
Orthofix Medical Inc.	4,445	80,277	*
Semler Scientific Inc.	1,863	48,885	*
STAAR Surgical Co.	1,368	71,916	*
Utah Medical Products Inc.	686	63,935
Varex Imaging Corp.	3,830	90,273	*
Zynex Inc.	6,229	59,736	*

Total Health Care Equipment & Supplies		1,256,686

Health Care Providers & Services - 2.2%
Addus HomeCare Corp.	1,011	93,720	*
Cross Country Healthcare Inc.	3,485	97,859	*
Enhabit Inc.	15,075	173,362	*
National Research Corp.	1,793	78,013
Pediatrix Medical Group Inc.	7,903	112,302	*

Total Health Care Providers & Services		555,256

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report	5

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Technology - 1.0%
HealthStream Inc.	3,053	$74,982
NextGen Healthcare Inc.	5,247	85,106	*
Veradigm Inc.	8,612	108,511	*

Total Health Care Technology		268,599

Life Sciences Tools & Services - 0.9%
Cytek Biosciences Inc.	7,985	68,192	*
Maravai LifeSciences Holdings Inc., Class A Shares	7,489	93,088	*
Mesa Laboratories Inc.	567	72,860
OmniAb Inc., $ 12.50 EARNOUT	298	0	*(a)(b)(c)(d)
OmniAb Inc., $ 15.00 EARNOUT	298	0	*(a)(b)(c)(d)

Total Life Sciences Tools & Services		234,140

Pharmaceuticals - 4.7%
Amphastar Pharmaceuticals Inc.	1,851	106,377	*
ANI Pharmaceuticals Inc.	1,361	73,263	*
Assertio Holdings Inc.	10,762	58,330	*
Collegium Pharmaceutical Inc.	3,593	77,213	*
Corcept Therapeutics Inc.	3,990	88,777	*
Harmony Biosciences Holdings Inc.	2,388	84,034	*
Innoviva Inc.	7,729	98,390	*
Ligand Pharmaceuticals Inc.	1,148	82,771	*
Pacira BioSciences Inc.	2,562	102,659	*
Phibro Animal Health Corp., Class A Shares	7,034	96,366
Prestige Consumer Healthcare Inc.	2,042	121,356	*
ProPhase Labs Inc.	8,211	59,612	*
SIGA Technologies Inc.	13,494	68,145
Supernus Pharmaceuticals Inc.	3,013	90,571	*

Total Pharmaceuticals		1,207,864

TOTAL HEALTH CARE		4,460,011

INDUSTRIALS - 16.8%
Aerospace & Defense - 0.7%
National Presto Industries Inc.	1,320	96,624
Park Aerospace Corp.	4,999	68,986

Total Aerospace & Defense		165,610

Air Freight & Logistics - 0.3%
Radiant Logistics Inc.	12,841	86,292	*

Building Products - 1.2%
Gibraltar Industries Inc.	1,741	109,544	*
PGT Innovations Inc.	3,558	103,716	*
Quanex Building Products Corp.	3,836	102,996

Total Building Products		316,256

See Notes to Schedule of Investments.

6	Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 1.8%
Brady Corp., Class A Shares	2,659	$126,489
Civeo Corp.	4,338	84,504	*
Ennis Inc.	4,819	98,211
Heritage-Crystal Clean Inc.	2,276	86,010	*
Liquidity Services Inc.	4,334	71,511	*

Total Commercial Services & Supplies		466,725

Construction & Engineering - 0.4%
Sterling Infrastructure Inc.	1,955	109,089	*

Electrical Equipment - 0.9%
Encore Wire Corp.	719	133,684
Powell Industries Inc.	1,492	90,400

Total Electrical Equipment		224,084

Ground Transportation - 2.2%
ArcBest Corp.	1,579	156,005
PAM Transportation Services Inc.	3,136	83,951	*
RXO Inc.	5,581	126,521	*
Ryder System Inc.	2,344	198,748

Total Ground Transportation		565,225

Machinery - 2.3%
Commercial Vehicle Group Inc.	7,475	82,972	*
Esab Corp.	1,932	128,555
Kadant Inc.	489	108,607
Omega Flex Inc.	693	71,920
Titan International Inc.	8,564	98,315	*
Wabash National Corp.	4,129	105,868

Total Machinery		596,237

Marine Transportation - 1.7%
Eagle Bulk Shipping Inc.	2,892	138,931
Genco Shipping & Trading Ltd.	9,057	127,070
Matson Inc.	2,193	170,462

Total Marine Transportation		436,463

Professional Services - 3.2%
ASGN Inc.	1,916	144,907	*
Forrester Research Inc.	2,591	75,372	*
Heidrick & Struggles International Inc.	3,708	98,151
Kforce Inc.	1,764	110,532
Korn Ferry	2,721	134,798
RCM Technologies Inc.	3,052	56,157	*

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report	7

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Professional Services - (continued)
Resources Connection Inc.	6,085	$95,596
TrueBlue Inc.	5,723	101,354	*

Total Professional Services		816,867

Trading Companies & Distributors - 2.1%
BlueLinx Holdings Inc.	1,354	126,978	*
Boise Cascade Co.	2,418	218,466
Global Industrial Co.	4,579	127,159
Karat Packaging Inc.	3,796	69,277

Total Trading Companies & Distributors		541,880

TOTAL INDUSTRIALS		4,324,728

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 0.9%
Extreme Networks Inc.	3,814	99,355	*
NetScout Systems Inc.	4,152	128,504	*

Total Communications Equipment		227,859

Electronic Equipment, Instruments & Components - 3.6%
Bel Fuse Inc., Class B Shares	1,392	79,915
Belden Inc.	1,285	122,910
Climb Global Solutions Inc.	1,432	68,535
CTS Corp.	1,977	84,279
PC Connection Inc.	2,584	116,538
Sanmina Corp.	2,662	160,439	*
TTM Technologies Inc.	8,894	123,627	*
Vishay Intertechnology Inc.	5,502	161,759

Total Electronic Equipment, Instruments & Components		918,002

IT Services - 0.3%
Hackett Group Inc.	3,920	87,612

Semiconductors & Semiconductor Equipment - 2.6%
Cohu Inc.	2,574	106,976	*
Kulicke & Soffa Industries Inc.	2,287	135,962
MaxLinear Inc.	3,446	108,756	*
NVE Corp.	948	92,373
Photronics Inc.	4,276	110,278	*
Synaptics Inc.	1,432	122,264	*

Total Semiconductors & Semiconductor Equipment		676,609

Software - 3.2%
A10 Networks Inc.	5,481	79,968
Adeia Inc.	13,234	145,706
American Software Inc., Class A Shares	7,649	80,391
CommVault Systems Inc.	1,280	92,954	*

See Notes to Schedule of Investments.

8	Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - (continued)
Consensus Cloud Solutions Inc.	4,695	$145,545	*
CoreCard Corp.	1,712	43,416	*
InterDigital Inc.	1,358	131,115
Progress Software Corp.	1,888	109,693

Total Software		828,788

Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology Inc.	2,661	67,855	*
CompoSecure Inc.	8,774	60,190	*
CPI Card Group Inc.	2,180	50,685	*

Total Technology Hardware, Storage & Peripherals		178,730

TOTAL INFORMATION TECHNOLOGY		2,917,600

MATERIALS - 5.3%
Chemicals - 1.1%
AdvanSix Inc.	3,127	109,383
American Vanguard Corp.	4,851	86,687
LSB Industries Inc.	9,281	91,418	*

Total Chemicals		287,488

Construction Materials - 0.3%
United States Lime & Minerals Inc.	406	84,809

Containers & Packaging - 0.7%
Greif Inc., Class A Shares	2,464	169,745

Metals & Mining - 2.7%
Alpha Metallurgical Resources Inc.	1,001	164,525
Olympic Steel Inc.	2,193	107,457
Ryerson Holding Corp.	3,464	150,268
TimkenSteel Corp.	5,309	114,515	*
Warrior Met Coal Inc.	4,064	158,293

Total Metals & Mining		695,058

Paper & Forest Products - 0.5%
Sylvamo Corp.	3,072	124,262

TOTAL MATERIALS		1,361,362

REAL ESTATE - 1.8%
Real Estate Management & Development - 1.8%
Forestar Group Inc.	4,832	108,961	*
Offerpad Solutions Inc.	10,868	140,849	*
Opendoor Technologies Inc.	49,681	199,718	*

Total Real Estate		449,528

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report	9

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
UTILITIES - 0.5%
Electric Utilities - 0.3%
Genie Energy Ltd., Class B Shares		6,005	$84,911

Water Utilities - 0.2%
Pure Cycle Corp.		4,531	49,841	*

TOTAL UTILITIES			134,752

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $25,205,283)			25,699,967

RATE
SHORT-TERM INVESTMENTS - 0.1%
Dreyfus Treasury Cash Management, Institutional Class (Cost - $34,758)	4.998%	34,758	34,758	(e)

TOTAL INVESTMENTS - 100.0% (Cost - $25,240,041)			25,734,725

Liabilities in Excess of Other Assets - (0.0)%††			(3,351)

TOTAL NET ASSETS - 100.0%			$25,731,374

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Restricted security (Note 2).

(e)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report

Notes to Schedule of investments (unaudited)

1. Organization and significant accounting policies

Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash) Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to achieve long-term growth of capital.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each

11

Notes to Schedule of investments (unaudited) (continued)

fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

12

Notes to Schedule of investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$4,460,011	—	$0	*	$4,460,011
Other Common Stocks	21,239,956	—	—		21,239,956
Total Long-Term Investments	25,699,967	—	0	*	25,699,967
Short-Term Investments†	34,758	—	—		34,758

Total Investments	$25,734,725	—	$0	*	$25,734,725

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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Notes to Schedule of investments (unaudited) (continued)

2. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost		Fair Value at 6/30/2023		Value Per Share		Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	298	11/22	$0	(a)	$0	(a)	$0.00	(b)	0.00	(c)%
OmniAb Inc., $15.00 EARNOUT, Common Shares	298	11/22	0	(a)	0	(a)	0.00	(b)	0.00	(c)

			$0	(a)	$0	(a)			0.00	(c)%

(a)	Amount represents less than $1.

(b)	Amount represents less than $0.005 per share.

(c)	Amount represents less than 0.005%.

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